DEBT (Schedule of Future Minimum Lease Payments Due Finance Leases) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
As of December 31,
2021	$ 106,588
2022	86,735
2023	23,515
Total minimum equipment financing payments	216,838
Less: interest	(24,034)
Total equipment financing at December 31, 2020	192,804
Less: current portion of equipment financing	(89,620)	$ (45,072)
Long-term portion of equipment financing	$ 103,184	$ 89,026